Share-Based Compensation (Details)					1 Months Ended	12 Months Ended
	Jan. 01, 2024 CNY (¥) shares	Dec. 31, 2022	Jul. 29, 2022 shares	Jun. 30, 2022 shares	Aug. 31, 2023 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2023 CNY (¥)	May 31, 2022
Share-Based Compensation [Line Items]
Share options granted and outstanding (in Shares) | shares							759,605
Contractual life		7 years 14 days				7 years 7 days	7 years 7 months 9 days
Obliged to pay cash | ¥							¥ 149,614
Non current liabilities						¥ 10,405,554	10,405,554			$ 1,425,555
Share options (in Shares) | shares			60,269
Share options vested (in Shares) | shares				361,614		361,614
Recognized compensation cost						¥ 19,143,702		¥ 33,485,823	$ 5,141,560
Unrecognized shares | ¥							¥ 32,000,000
Weighted average period							3 years 5 months 1 day
Grant Share Options [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares) | shares	30,984				16,972
Share Option [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash | ¥	¥ 3,500,000
Shares issued (in Shares) | shares	43,936
Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Share options authorized (in Shares) | shares						5,200,000				5,200,000
Consideration price per share (in Dollars per share) | $ / shares										$ 9.06
Contractual life							10 years
Lishang Seller [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash | ¥	¥ 3,500,000
Share options issued (in Shares) | shares						271,549
Lishang [Member]
Share-Based Compensation [Line Items]
Acquisition of equity interest, percentage												51.00%
IPO [Member]
Share-Based Compensation [Line Items]
Share options granted and outstanding (in Shares) | shares							14,586
Recognized compensation cost | ¥							¥ 77,619,967
IPO [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash | ¥											¥ 3,500,000
IPO [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash | ¥											¥ 12,400,000
IPO [Member] | Share Option [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash | ¥	¥ 12,400,000